RESTRUCTURING AND OTHER EXPENSE (Tables)	12 Months Ended
Dec. 31, 2017
Restructuring and Related Activities [Abstract]
Restructuring Cost Activity

The following table summarizes the activity for the 2016 Restructuring Plan:
	Severance and Other Employee Related Costs	Facility Realignment and Other Costs	Total
Restructuring charges incurred in 2016	$215,420	$11,157	$226,577
Payments and other	(113,301)	(2,760)	(116,061)
Accrual balance at December 31, 2016	102,119	8,397	110,516
Restructuring charges	142,679	7,243	149,922
Payments and other	(131,324)	(6,014)	(137,338)
Accrual balance at December 31, 2017	$113,474	$9,626	$123,100